Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Schedule of Operating Leases [Line Items]
2014	$ 120	¥ 11,299
2015	100	9,398
2016	85	7,988
2017	67	6,347
2018	57	5,354
Thereafter	229	21,491
Total minimum future rentals	$ 658	¥ 61,877